CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIENCY (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Cash [Member]	Dec. 31, 2011 Services [Member]	Dec. 31, 2010 Services [Member]	Dec. 31, 2010 Conversion Of Debt [Member]	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member] At Merger [Member]	Dec. 31, 2010 Preferred Stock [Member] Conversion Of Debt [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] At Merger [Member]	Dec. 31, 2011 Common Stock [Member] Cash [Member]	Dec. 31, 2011 Common Stock [Member] Services [Member]	Dec. 31, 2010 Common Stock [Member] Services [Member]	Dec. 31, 2011 Additional Paid-In Capital [Member]	Dec. 31, 2010 Additional Paid-In Capital [Member]	Dec. 31, 2011 Additional Paid-In Capital [Member] At Merger [Member]	Dec. 31, 2011 Additional Paid-In Capital [Member] Cash [Member]	Dec. 31, 2011 Additional Paid-In Capital [Member] Services [Member]	Dec. 31, 2010 Additional Paid-In Capital [Member] Services [Member]	Dec. 31, 2010 Additional Paid-In Capital [Member] Conversion Of Debt [Member]	Dec. 31, 2011 Retained Earnings [Member]	Dec. 31, 2010 Retained Earnings [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]	Dec. 31, 2009 Noncontrolling Interest [Member]
Balance	$ (5,799,691)	$ (4,891,398)					$ 15,898	$ 15,109			$ 30,786	$ 29,264					$ 18,665,312	$ 16,617,501						$ (24,511,687)	$ (21,553,272)	$ 0	$ 0
Shares, Outstanding							1,589,775	1,510,875			30,786,056	29,264,022
Stock-based compensation expense	135,545	239,265															135,545	239,265
Common stock issued			825,000	320,533	19,980									825	450	27				824,175	320,083	19,953
Common stock issued (in shares)														825,000	449,931	27,034
Preffered stock conversion						250,000			(1,502)	667			799						703				249,333
Preffered stock conversion (in shares)									(150,161)	66,667			799,424
Interest paid in preferred shares of subsidiary		45,877						122										45,755
Interest paid in preferred shares of subsidiary (in shares)								12,233
Advances received pre-merger		1,495,000										1,495						1,493,505
Advances received pre-merger (in shares)	10,000,000											1,495,000
Shares issued to effect reverse merger	0										10,000	1,495					(10,000)	1,493,505
Shares issued to effect reverse merger (in shares)											10,000,000	1,495,000
Preferred shares of subsidiary that did not convert at merger	0						(14,396)										14,396							1,184,450		(1,184,450)
Preferred shares of subsidiary that did not convert at merger (in shares)							(1,439,614)
Shares issued for conversion of debt at merger	1,349,291										1,919						1,347,372
Shares issued for conversion of debt at merger (in shares)											1,919,320
Shares issued for debt conversion post-merger	1,735,184										3,065						1,732,119
Shares issued for debt conversion post-merger (in shares)											3,065,004
Shares forfeited and cancelled	0										(684)						684
Shares forfeited and cancelled (in shares)											(684,300)
Beneficial conversion feature of new debt	1,620,955																1,620,955
Net loss	(5,385,803)	(2,958,415)																						(4,896,148)	(2,958,415)	(489,655)
Balance	$ (5,198,986)	$ (5,799,691)						$ 15,898			$ 47,160	$ 30,786					$ 24,651,344	$ 18,665,312						$ (28,223,385)	$ (24,511,687)	$ (1,674,105)	$ 0
Balance (in shares)								1,589,775			47,160,435	30,786,056